Financial risk management - Credit risk exposures per credit grade of off-balance items (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of internal credit grades [line items]
Credit risk exposures		₩ 199,253,152	₩ 191,549,327
Grade 1
Disclosure of internal credit grades [line items]
Credit risk exposures		171,524,650	166,718,890
Grade 2
Disclosure of internal credit grades [line items]
Credit risk exposures		27,717,264	24,825,161
Financial instruments credit-impaired
Disclosure of internal credit grades [line items]
Credit risk exposures		11,238	5,276
Guarantee contracts
Disclosure of internal credit grades [line items]
Credit risk exposures	[1]	5,399,286	4,481,506
Guarantee contracts | 12-month expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures	[1]	4,851,417	3,995,586
Guarantee contracts | Lifetime expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures	[1]	547,403	485,762
Guarantee contracts | Impaired [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures	[1]	466	158
Guarantee contracts | Grade 1
Disclosure of internal credit grades [line items]
Credit risk exposures	[1]	3,811,226	3,193,426
Guarantee contracts | Grade 1 | 12-month expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures	[1]	3,469,002	2,884,641
Guarantee contracts | Grade 1 | Lifetime expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures	[1]	342,224	308,785
Guarantee contracts | Grade 2
Disclosure of internal credit grades [line items]
Credit risk exposures	[1]	1,587,594	1,287,922
Guarantee contracts | Grade 2 | 12-month expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures	[1]	1,382,415	1,110,945
Guarantee contracts | Grade 2 | Lifetime expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures	[1]	205,179	176,977
Guarantee contracts | Financial instruments credit-impaired
Disclosure of internal credit grades [line items]
Credit risk exposures	[1]	466	158
Guarantee contracts | Financial instruments credit-impaired | Impaired [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures	[1]	466	158
Loan commitment and other credit line
Disclosure of internal credit grades [line items]
Credit risk exposures		193,853,866	187,067,821
Loan commitment and other credit line | 12-month expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures		183,677,713	177,502,684
Loan commitment and other credit line | Lifetime expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures		10,165,381	9,560,019
Loan commitment and other credit line | Grade 1
Disclosure of internal credit grades [line items]
Credit risk exposures		167,713,424	163,525,464
Loan commitment and other credit line | Grade 1 | 12-month expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures		160,307,100	156,787,448
Loan commitment and other credit line | Grade 1 | Lifetime expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures		7,406,324	6,738,016
Loan commitment and other credit line | Grade 2
Disclosure of internal credit grades [line items]
Credit risk exposures		26,129,670	23,537,239
Loan commitment and other credit line | Grade 2 | 12-month expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures		23,370,613	20,715,236
Loan commitment and other credit line | Grade 2 | Lifetime expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures		2,759,057	2,822,003
Loan commitment and other credit line | Financial instruments credit-impaired
Disclosure of internal credit grades [line items]
Credit risk exposures		10,772	5,118
Loan commitment and other credit line | Financial instruments credit-impaired | Impaired [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures		₩ 10,772	₩ 5,118

[1]	These amounts represents financial guarantees, and the non-financial guarantees amount to W 10,799,393 million and W 11,346,421 million as of December 31, 2020 and 2021, respectively.